Segmented Information - Segment Results by Geographical Area (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 39,679	$ 26,997
Asset Management
Disclosure of operating segments [line items]
Revenue	4,392	4,124
Asset Management | United States
Disclosure of operating segments [line items]
Revenue	4,139	3,945
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Revenue	32	0
Asset Management | Canada
Disclosure of operating segments [line items]
Revenue	210	179
Asset Management | Other countries
Disclosure of operating segments [line items]
Revenue	11	0
Corporate
Disclosure of operating segments [line items]
Revenue	1,194	239
Corporate | United States
Disclosure of operating segments [line items]
Revenue	191	58
Corporate | United Kingdom
Disclosure of operating segments [line items]
Revenue	903	142
Corporate | Canada
Disclosure of operating segments [line items]
Revenue	93	38
Corporate | Other countries
Disclosure of operating segments [line items]
Revenue	$ 7	$ 1